Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement	$ (387)	$ (125)	$ (1,325)
Chilean tax reform [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position remeasured	$ (283)
Discontinued operations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement		$ (61)	$ 273